Other Non-Current Assets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Other Assets Noncurrent [Line Items]
Period over which golf club membership fee is valid	10 years
Prepaid service fee repayment period	48 months
Current portion of receivables due from government agency	$ 285
Non-current portion of receivables due from government agency	$ 171	[1]	$ 504	[1]

[1]	Long-term receivables represent the non-current portion of prepaid service fee for obtaining government authorization to provide the ITAT program, an information technique application training program, for ten years, starting from 2010. The group amortized such prepayment on a straight-line basis. In 2013, the Group ceased a series of cooperation on ITAT program. Based on the termination agreement signed in July 2013, the remaining unamortized prepaid service fee will be repaid within next 48 months. Accordingly, as of September 30, 2013, US$285 and US$171 were recorded as current portion and non-current portion of receivables due from the government agency respectively (see Note 7).